DEBT AND CAPITAL LEASES - Revolving Credit Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016	Nov. 30, 2017	Oct. 31, 2017
Uncommitted lines of credit
Revolving credit facility
Uncommitted lines of credit	$ 330.0
Short term borrowings outstanding	$ 76.1	$ 72.9
Weighted average interest rate	6.20%	6.50%
Revolving credit facility
Revolving credit facility
Maximum borrowing capacity				$ 800.0
Extension in maturity date	1 year
Commitment for increased borrowing	$ 300.0
Amount outstanding	0.0	$ 0.0
Commitment fees	$ 1.1	$ 1.1	$ 1.9
Previous revolving credit facility
Revolving credit facility
Maximum borrowing capacity					$ 700.0